OPERATING CONTEXT (Details)	12 Months Ended
Dec. 31, 2022
Madeira Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Madeira Energia S.A. (‘Madeira’)
Classification	Affiliated company
Description	Corporation engaged in the construction and commercial operation of the Santo Antônio Hydroelectric Plant, through its subsidiary Santo Antônio Energia S.A., in the basin of the Madeira River, in the State of Rondônia.
Fip Melbourne [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	FIP Melbourne (Usina de Santo Antônio)
Classification	Affiliated entity
Description	Investment fund managed by Banco Modal S.A., whose objective is to seek appreciation of capital invested through acquisition of shares, convertible debentures or warrants issued by listed or unlisted companies, and/or other assets. This fund held 83% of the share capital of SAAG Investimentos S.A. (‘SAAG’), the objects of which are to own equity in Madeira Energia S.A. (‘Mesa’).
Renova Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Renova Energia S.A. (‘Renova Energia’) - In-Court Supervised Reorganization
Classification	Jointly controlled entity
Description	Listed company engaged in the development, construction and operation of plants generating power from renewable sources - wind power, small hydro plants (SHPs), and solar energy; trading of energy; and related activities, In-Court Supervised Reorganization. Renova is the owner of three Small Hydroelectric Plants, representing 5.7 MW of the total installed generation capacity of CEMIG GT. In 2021 CEMIG GT classified its equity interest in Renova as a non-current asset held for sale.
Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Guanhães Energia S.A. (‘Guanhães Energia’)
Classification	Jointly controlled entity
Description	Corporation engaged in the production and sale of energy through building and commercial operation of the following Small Hydro Plants: Dores de Guanhães, Senhora do Porto and Jacaré, in the county of Dores de Guanhães; and Fortuna II, in the county of Virginópolis, in Minas Gerais.
Paracambi Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Paracambi Energética S.A. (‘formerly LightGer’) (1)	[1]
Classification	Jointly controlled entity	[1]
Description	Corporation classified as independent power producer, formed to build and operate the Paracambi Small Hydro Plant (or PCH), on the Ribeirão das Lages river in the county of Paracambi, Rio de Janeiro State.	[1]
Usina Hidreletrica Itaocara S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Usina Hidrelétrica Itaocara S.A. (‘UHE Itaocara’)
Classification	Jointly controlled entity
Description	Corporation, comprising the partners of the UHE Itaocara Consortium, formed by CEMIG GT and Itaocara Energia (of the Light group), responsible for construction of the Itaocara I Hydroelectric Plant.
Hidreletrica Cachoeirao S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Hidrelétrica Cachoeirão S.A. (‘Cachoeirão’)
Classification	Jointly controlled entity
Description	Production and sale of energy as an independent power producer, through the Cachoeirão hydroelectric power plant located at Pocrane, in the State of Minas Gerais.
Hidreletrica Pipoca S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Hidrelétrica Pipoca S.A. (‘Pipoca’)
Classification	Jointly controlled entity
Description	Independent production of energy, through construction and commercial operation of the Pipoca Small Hydro Plant (SHP, or Pequena Central Hidrelétrica - PCH), on the Manhuaçu river, in the municipalities of Caratinga and Ipanema, in Minas Gerais State.
Retiro Baixo Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Retiro Baixo Energética S.A. (‘RBE’)
Classification	Jointly controlled entity
Description	Corporation that holds the concession to operate the Retiro Baixo Hydroelectric Plant, on the Paraopeba river, in the São Francisco River basin, in the municipalities of Curvelo and Pompeu, in Minas Gerais.
Amazonia Energia Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Amazônia Energia Participações S.A (‘Amazônia Energia’)
Classification	Jointly controlled entity
Description	Special-purpose company created by CEMIG GT (74.50% ownership) and Light (25.50%), for acquisition of an equity interest of 9.77% in Norte Energia S.A. (‘Nesa’), the company holding the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Alianca Norte Energia Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Aliança Norte Energia Participações S.A. (‘Aliança Norte’)
Classification	Jointly controlled entity
Description	Special-purpose company created by CEMIG GT (49% ownership) and Vale S.A. (51%), for acquisition of an equity interest of 9% in Norte Energia S.A. (‘Nesa’), the company holds the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Baguari Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Baguari Energia S.A. (‘Baguari Energia’)
Classification	Jointly controlled entity
Description	Corporation engaged in the construction, operation, maintenance and commercial operation of the Baguari Hydroelectric Plant, through participation in the UHE Baguari Consortium (Baguari Energia 49.00%, Neoenergia 51.00%), on the Doce river in Governador Valadares, Minas Gerais.
Alianca Geracaode Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Aliança Geração de Energia S.A. (‘Aliança’)
Classification	Jointly controlled entity
Description	Unlisted company created by CEMIG GT and Vale S.A. as a platform for consolidation of generation assets held by the two parties in generation consortia, and investments in future generation projects. For their shares, the two parties subscribed the following generation plant assets: Porto Estrela, Igarapava, Funil, Capim Branco I, Capim Branco II, Aimorés, and Candonga. Subsequently, Santo Inácio Wind farm was added to the portfolio, which went in operation in December 2017. With these assets Aliança has total installed generation capacity, in operation, of 1,257 MW (physical offtake guarantee 707 MW average). It also has other generation projects. Vale and CEMIG GT respectively hold 55% and 45% of the total capital.
Transmissora Aliancade Energia Eletrica S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Transmissora Aliança de Energia Elétrica S.A. (‘Taesa’)
Classification	Jointly controlled entity
Description	Corporation engaged in the construction, operation and maintenance of energy transmission facilities in all regions of Brazil through direct and indirect equity interests in investees
U F V 4 [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	UFV Janaúba Geração de Energia Elétrica Distribuída SA UFV Corinto Geração de Energia Elétrica Distribuída SA UFV Manga Geração de Energia Elétrica Distribuída SA UFV Bonfinópolis II Geração de Energia Elétrica Distribuída SA UFV Lagoa Grande Geração de Energia Elétrica Distribuída SA, UFV Lontra Geração de Energia Elétrica Distribuída SA, UFV Mato Verde Geração de Energia Elétrica Distribuída SA, UFV Mirabela Geração de Energia Elétrica Distribuída SA, UFV Porteirinha Geração de Energia Elétrica Distribuída SA, UFV Porteirinha II Geração de Energia Elétrica Distribuída SA e UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. Apolo I Empreendimentos e Energia S.A. G2 Campo Lindo I Energia S.A. G2 Campo Lindo II Energia S.A. G2 Olaria I Energia S.A. UFV Fazenda Prudente SPE LTDA
Classification	Jointly controlled entity
Description	Generation of electric power from photovoltaic solar sources to the Distributed Generation market (‘Geração Distribuída’), with total installed capacity of 72.57MWp.
Cemig Geracaoe Transmissao S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Geração e Transmissão S.A. (‘CEMIG GT’ or ‘CEMIG Geração e Transmissão’)
Classification	Subsidiary
Description	Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. CEMIG GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.
Cemig Baguari [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Baguari
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as an independent power producer and in interests in investees or joint operations that are engaged in the production and sale of energy in future projects.
Cemig Geracao Tres Marias S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Geração Três Marias S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Três Marias Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 396 MW, and guaranteed offtake level of 239 MW average.
Cemig Geracao Salto Grandes S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Geração Salto Grande S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Salto Grande Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 102 MW, and guaranteed offtake level of 75 MW average.
Cemig Geracao Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Geração Itutinga S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Itutinga Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 52 MW, and guaranteed offtake level of 28 MW average.
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Geração Camargos S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Camargos Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 46 MW, and guaranteed offtake level of 21 MW average.
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Geração Sul S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public concession holder, by commercial operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity is 39.53 MW; guaranteed offtake level of 27.42 MW average.
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Geração Leste S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public concession holder, by operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity of these plants is 35.16 MW; guaranteed offtake level of 18.64 MW average.
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Geração Oeste S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Gafanhoto, Cajuru and Martins Small Hydroelectric Plants, and sale and trading of energy in the Free Market. It has aggregate installed capacity of 28.90 MW, and guaranteed offtake level of 11.21 MW average.
Rosal Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Rosal Energia S.A. (‘Rosal’)
Classification	Subsidiary
Description	Corporation that holds the concession to generate and sell energy, operating the Rosal Hydroelectric Plant, on the border between the states of Rio de Janeiro and Espírito Santo.
Sa Carvalho S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Sá Carvalho S.A. (‘Sá Carvalho’)
Classification	Subsidiary
Description	Corporation that holds the concession to generate and sell energy, operating the Sá Carvalho Hydroelectric Plant.
Horizontes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Horizontes Energia S.A. (‘Horizontes’)
Classification	Subsidiary
Description	Corporation that is classified as an independent power producer operating the Machado Mineiro and Salto do Paraopeba Hydroelectric Plants in Minas Gerais; and the Salto do Voltão and Salto do Passo Velho Hydroelectric Plants, in the state of Santa Catarina.
Cemig P C H S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG PCH S.A. (‘PCH’)
Classification	Subsidiary
Description	Corporation that is classified as an independent power producer operating the Pai Joaquim hydroelectric power plant.
Cemig Trading S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Trading S.A. (‘CEMIG Trading’)
Classification	Subsidiary
Description	Corporation engaged in trading and intermediation of energy.
Empresade Servicose Comercializacaode Energia Eletrica S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Empresa de Serviços e Comercialização de Energia Elétrica S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as an independent power producer, in future projects.
Cemig Geracao Poco Fundo [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Geração Poço Fundo
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy, as an independent producer, through construction and operation of the hydroelectric power plant Poço Fundo, located in Machado River, in the State of Minas Gerais.
Central Eolica Praiasde Parajuru S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Central Eólica Praias de Parajuru S.A. (‘Central Eólica Praias de Parajuru’)
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy at the wind power plant of the same name in the northeastern Brazilian state of Ceará.
Central Eolica Voltado Rio S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Central Eólica Volta do Rio S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy at the wind power plant of the same name in Acaraú, northeastern Brazilian state of Ceará.
Cemig Distribuicao S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Distribuição S.A.
Classification	Subsidiary
Description	Subsidiary, whose shares are listed in Brazil but are not actively traded; engaged in the distribution of energy through networks and distribution lines throughout almost the whole of Minas Gerais State.
Companhiade Gasde Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Companhia de Gás de Minas Gerais (‘Gasmig’)
Classification	Subsidiary
Description	Corporation engaged in the acquisition, transportation and distribution of combustible gas or sub-products and derivatives, through a concession for the distribution of gas in the State of Minas Gerais.
Efficientia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CEMIG Sim
Classification	Subsidiary
Description	Corporation that provides energy efficiency and optimization services and energy solutions through studies and execution of projects; and services of operation and maintenance of energy supply facilities.
Companhia De Transmissao Centroeste De Minas Centroeste [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Companhia de Transmissão Centroeste de Minas (‘Centroeste’)
Classification	Subsidiary
Description	Corporation engaged in the construction, operation and maintenance of the transmission line - part of the national grid.
Sete Lagoas Transmissora De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Sete Lagoas Transmissora de Energia S.A. (‘SLTE’)
Classification	Subsidiary
Description	Energy transmission service concession, through construction, operation and maintenance of the energy transmission infrastructure of the Sete Lagoas 4 Substation in the city of Sete Lagoas, Minas Gerais.

[1]	On June 23, 2022, Light S/A completed the sale of its equity holdings in Guanhães Energia and in Paracambi (formerly LightGer) to Brasal Energia S.A. The operation comprised the sale to Brasal Energia S.A. of the whole of the equity interest held by Light S/A, of 51% of the share capital of LightGer and of Guanhães Energia. On November 8, 2022, an Extraordinary General Assembly of the investee approved the amendment to the bylaws that changed its corporate name to ‘Paracambi Energética S.A.’.